Short-term loan - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)
Short-term loan
Short-term bank borrowings		¥ 3,000	$ 411
Shenzhen Zhongxiaodan Micro Credit Co., Ltd
Short-term loan
Short-term bank borrowings	¥ 3,000			$ 411
Fixed interest rate	4.90%			4.90%
Loan term (in years)	1 year